Related Party Transactions (Tables)	3 Months Ended
Mar. 31, 2023
Related Party Text Block [Abstract]
Schedule of remuneration of directors and key management personnel
	2023	2022
Payments to key management personnel:
Salaries, consulting and directors’ fees	$285,413	$491,889
Share-based payments	243,323	767,436
Total	$528,736	$1,259,325

Schedule of classified within profit and loss
		(in thousands)
Type of Service	Nature of Relationship	2023	2022
Selling and marketing expenses	VP Technology/VP Sales International	$46	$84
General and administrative expense	Companies controlled by the CEO, CFO and Directors	$239	$408